Description of Business, Organization and Significant Concentrations and Risk - VIE Assets and Liabilities, Net Revenues, Net Loss and Cash Flows (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Financial statement amounts and balances of VIE included in the accompanying consolidated financial statements
Prepaid expenses and other current assets	¥ 4,430,285		¥ 3,129,600		$ 642,331
Total current assets	65,262,522		75,407,150		9,462,177
Long-term investments	38,000,000		38,000,000		5,509,482
Property and equipment, net	32,760,976		36,503,984		4,749,895
Other non-current assets	28,415,794		26,739,026		4,119,903
Total assets	474,464,769		507,175,310		68,790,926
Accrued expenses and other payables	55,904,510		48,174,095		8,105,392
Total current liabilities	292,542,513		267,978,614		42,414,678
Total liabilities	330,950,579		316,275,776		$ 47,983,324
Net loss	(48,594,231)	$ (7,045,501)	(36,410,117)	¥ (100,584,748)
Net cash used in operating activities	(14,613,887)	(2,118,813)	(31,833,685)	(27,873,360)
Net cash used in investing activities	(2,490,103)	(361,032)	(10,028,992)	(19,090,428)
Net cash received from financing activities	188,212	$ 27,288	827,516	6,303,594
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Financial statement amounts and balances of VIE included in the accompanying consolidated financial statements
Cash	159,882		191,046
Prepaid expenses and other current assets	6,592		16,041
Total current assets	166,474		207,087
Long-term investments	55,779,696		62,722,195
Property and equipment, net			488
Other non-current assets	2,590		2,590
Total assets	55,948,760		62,932,360
Accrued expenses and other payables	134,604		124,089
Amounts due to related parties	63,597,353		62,767,353
Total current liabilities	63,731,957		62,891,442
Total liabilities	63,731,957		62,891,442
Net loss	(7,824,115)		(14,072,212)	(14,304,202)
Net cash used in operating activities	(861,350)		(903,343)	(466,004)
Net cash used in investing activities			(4,642,082)	(15,000,000)
Net cash received from financing activities	¥ 830,186		¥ 5,645,353	¥ 15,122,000